Restructuring and Transaction Activities	12 Months Ended
Sep. 26, 2020
Restructuring and Transaction Activities [Abstract]
Restructuring and Transaction Activities
9.  Restructuring and Transaction Activities

The Company has announced various restructuring plans in the last three fiscal years which included shutting down facilities. In all instances, the majority of the operations from rationalized facilities was transferred to other facilities within the respective segment.

During fiscal 2018, the Company shut down one facility in each of the Engineered Materials, Health, Hygiene & Specialties, and Consumer Packaging North America segment, which accounted for approximately $10 million, $30 million, and $15 million of annual net sales, respectively.

During fiscal 2019 and 2020, the Company did not shut down any facilities with significant net sales.

Since 2018, total expected costs attributed to restructuring programs total $106 million with $3 million remaining to be recognized in the future.

	Expected Total Costs	Cumulative Charges through Fiscal 2020	To be Recognized in Future
Severance and termination benefits	$78	$78	$—
Facility exit costs	18	15	3
Asset impairment	10	10	—
Total	$106	$103	$3

The table below sets forth the significant components of the restructuring and transaction activity charges recognized for the fiscal years ended, by segment:

	2020	2019	2018
Consumer Packaging International	$58	$54	$—
Consumer Packaging North America	10	12	3
Engineered Materials	6	2	6
Health, Hygiene & Specialties	5	(200)	27
Consolidated	$79	$(132)	$36

The table below sets forth the activity with respect to the restructuring charges and the impact on our accrued restructuring reserves:

	Employee Severance and Benefits	Facility Exit Costs	Non-cash Impairment Charges	Transaction Activities	Total
Balance as of fiscal 2018	$9	$4	$—	$—	$13
Charges(a)	10	4	8	(146)	(124)
Non-cash asset impairment	—	—	(8)	—	(8)
Cash	(17)	(3)	—	146	126
Balance as of fiscal 2019	$2	$5	$—	$—	$7
Charges	34	9	2	34	79
Non-cash asset impairment	—	—	(2)	—	(2)
Cash	(26)	(7)	—	(34)	(67)
Balance as of fiscal 2020	$10	$7	$—	$—	$17

(a)	Consists of $214 million gain on the sale of our SFL business in 2019 offset by professional fees and other costs related to the RPC acquisition.